FINANCIAL RISK MANAGEMENT - Impact on Profit and Equity (Before Tax Effect) of a 10% Strengthening of US Dollar Versus Euro for Non-US Dollar Functional Currency Entities (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Derivatives on commercial transaction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on pretax equity	€ (23)
10% strengthening U.S. Dollar/Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(3)
Effect on pretax equity	(23)
10% strengthening U.S. Dollar/Euro | Commercial transaction exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(3)
Effect on pretax equity	(23)
10% strengthening U.S. Dollar/Euro | Financing transaction exposure
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	0
Effect on pretax equity	0
10% strengthening U.S. Dollar/Euro | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	2
Effect on pretax equity	0
10% strengthening U.S. Dollar/Euro | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(1)
Effect on pretax equity	0
10% strengthening U.S. Dollar/Euro | Derivatives on commercial transaction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(4)
Effect on pretax equity	(23)
10% strengthening U.S. Dollar/Euro | Cash in Bank and intercompany loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	120
Effect on pretax equity	0
10% strengthening U.S. Dollar/Euro | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	(153)
Effect on pretax equity	0
10% strengthening U.S. Dollar/Euro | Derivatives on financing transaction
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit before tax	33
Effect on pretax equity	€ 0